Share Capital (Tables)	3 Months Ended
Sep. 30, 2024
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Three months ended September 30,
	2024	2023
Expected stock price volatility	88%	78%
Risk-free interest rate	2.86%	4.37%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.24	$2.84
Forfeiture rate	—	—

Summary of Stock Option Transactions

The following table summarizes the stock option activity for the three months ended September 30, 2024:

	Number of options	Weighted average exercise price
Balance at June 30, 2024	9,070,000	$3.36
Options granted	1,063,394	1.15
Options modified(1)	1,000,000	1.36
Balance at September 30, 2024	11,133,394	$2.81

(1) On September 1, 2024, 2,000,000 stock options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,666 options vested on September 1, 2024, 666,666 options will vest on September 1, 2025, and 666,668 options will vest on September 1, 2026. These stock options were designated as a replacement for 1,000,000 options with an exercise price of $2.96 previously granted on September 25, 2023. The previous and newly issued options are treated as a modification of the original option. The Company will recognize share based compensation expense for any incremental fair value in addition to the grant-date fair value of the original award.

Summary of Stock Options Outstanding and Exercisable

The following table summarizes stock options outstanding and exercisable at September 30, 2024:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.04	900,000	—	$1.04	900,000	$1.04
$5.58	500,000	0.37	$5.58	500,000	$5.58
$2.51	1,200,000	1.30	$2.51	1,200,000	$2.51
$4.50	200,000	1.80	$4.50	200,000	$4.50
$4.67	200,000	2.43	$4.67	200,000	$4.67
$6.10	170,000	2.46	$6.10	170,000	$6.10
$6.95	100,000	2.53	$6.95	100,000	$6.95
$3.76	3,750,000	3.53	$3.76	3,750,000	$3.76
$3.87	200,000	3.64	$3.87	200,000	$3.87
$2.96	750,000	3.98	$2.96	333,333	$2.96
$1.09	100,000	4.55	$1.09	—	$1.09
$1.15	1,063,394	4.86	$1.15	—	$1.15
$1.36	2,000,000	4.92	$1.36	666,667	$1.36
	11,133,394	2.32	$2.81	8,220,000	$3.29

Summary of RSU and DSU Activity

The following table summarizes the RSU activity for the three months ended September 30, 2024:

	Number of RSUs	Weighted average grant date fair value
Balance at June 30, 2024	—	$—
Granted	1,357,289	1.15
Balance at September 30, 2024	1,357,289	$1.15

The following table summarizes the DSU activity for the three months ended September 30, 2024:

	Number of DSUs	Weighted average grant date fair value
Balance at June 30, 2024	1,991,004	$3.76
Granted	441,935	1.15
Balance at September 30, 2024	2,432,939	$3.28

Summary of Share-based Compensation Recorded for Each Type of Award

Share-based compensation recorded for each type of award is as follows:

	Three months ended September 30,
	2024	2023
Stock options	$673	$142
Restricted share units	149	—
Deferred share units	72	1,901
Total	$894	$2,043